CITIELITE ANNUITY
                                              SUPPLEMENT DATED AUGUST 8, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your CitiElite Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                        DISTRIBUTION                          TOTAL ANNUAL OPERATING
                                                    MANAGEMENT FEE     AND/OR SERVICE      OTHER EXPENSES            EXPENSES
                                                    (AFTER EXPENSE          FEES           (AFTER EXPENSE         (AFTER EXPENSE
FUNDING OPTIONS:                                    REIMBURSEMENT)      (12B-1 FEES)       REIMBURSEMENT)         REIMBURSEMENT)
----------------                                    --------------      ------------       --------------         --------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares*...        0.31%**              0.25%               0.03%                0.59%(5)

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES.

(5) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE:

                                                    IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                               ------------------------------------------  -----------------------------------------
    FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------                        --------  ---------  ---------  ----------  -------- ---------  ---------  ----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares...   91        136        162         242        21        66        112         242


The Variable Funding Options Section is revised as follows:

         INVESTMENT                     INVESTMENT              INVESTMENT
           OPTIONS                      OBJECTIVE            ADVISER/SUBADVISER
-----------------------------   -------------------------   --------------------
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap        Seeks long-term capital     Citi Fund Management
   Growth Opportunities         growth by investing under
   Portfolio                    normal circumstances at
                                least 80% of net assets in
                                equity securities of small
                                cap companies and related
                                investments. Small cap
                                companies are those with a
                                market capitalization
                                similar to companies in
                                the Russell 2000 Index.
                                Dividend income, if any,
                                is incidental to this
                                investment advice.

L-12999                                                           August 8, 2002